THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 73.8%
	Face Amount	Value
Communication Services — 4.2%
Beasley Mezzanine Holdings
Callable 02/01/2026 @ $100
9.200%, 08/01/2028(A)	$1,027,000	$390,260
Dotdash Meredith
Callable 06/15/2028 @ $104
7.625%, 06/15/2032(A)	1,825,000	1,644,074
ION Platform Finance US
Callable 05/30/2026 @ $105
9.500%, 05/30/2029(A)	1,825,000	1,848,174
Spanish Broadcasting System
Callable 01/12/2026 @ $100
9.750%, 03/01/2026(A)	1,113,000	734,580
Urban One
Callable 01/12/2026 @ $100
7.625%, 04/01/2031(A)	1,330,000	690,520
Urban One
7.625%, 04/01/2031(A)	343,000	328,483
		5,636,091
Consumer Discretionary — 10.5%
American Axle & Manufacturing
Callable 10/15/2028 @ $103
6.375%, 10/15/2032(A)	785,000	799,490
Cruise Yacht Upper HoldCo
Callable 07/05/2026 @ $106
11.875%, 07/05/2028	1,200,000	1,040,049
Garda World Security
Callable 11/15/2027 @ $104
8.375%, 11/15/2032(A)	1,385,000	1,410,779
Jacobs Entertainment
Callable 02/01/2026 @ $103
6.750%, 02/15/2029(A)	1,405,000	1,376,689
Callable 02/01/2026 @ $103
6.750%, 02/15/2029(A)	711,000	696,780
NES Fircroft Bondco
Callable 09/30/2026 @ $104
8.000%, 09/30/2029(A)	2,000,000	2,023,216
Park River Holdings
Callable 01/12/2026 @ $103
8.750%, 12/31/2030(A)	2,028,844	1,995,875
Callable 09/15/2026 @ $104
8.000%, 03/15/2031(A)	255,000	262,904

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumer Discretionary — continued
Scientific Games Holdings
Callable 02/01/2026 @ $103
6.625%, 03/01/2030(A)	$1,250,000	$1,110,951
SP Cruises Intermediate
Callable 09/14/2027 @ $106
11.500%, 03/14/2030(A)	1,500,000	1,471,231
SWF Holdings I
Callable 02/01/2026 @ $102
6.500%, 10/01/2029(A)	670,000	157,450
Velocity Vehicle Group
Callable 06/01/2026 @ $104
8.000%, 06/01/2029(A)	513,000	487,373
Voyager Parent
Callable 07/01/2028 @ $105
9.250%, 07/01/2032(A)	1,340,000	1,421,902
		14,254,689
Energy — 18.5%
Archer Norge
Callable 08/25/2027 @ $105
9.500%, 02/25/2030	1,250,000	1,313,088
Borr IHC
Callable 02/01/2026 @ $105
10.000%, 11/15/2028(A)	1,920,732	1,929,705
Constellation Oil Services Holding
Callable 11/07/2026 @ $105
9.375%, 11/07/2029(A)	1,430,000	1,487,200
Ferrellgas Escrow
Callable 02/01/2026 @ $101
5.875%, 04/01/2029(A)	1,920,000	1,844,935
Genesis Energy
Callable 05/15/2028 @ $104
8.000%, 05/15/2033	1,268,000	1,316,313
HMH Holding BV
Callable 06/17/2027 @ $104
7.875%, 12/17/2028(A)	400,000	408,742
ITT Holdings
Callable 02/01/2026 @ $102
6.500%, 08/01/2029(A)	1,845,000	1,770,557
Kinetics LNG Holdings
Callable 11/13/2028 @ $102
9.875%, 11/13/2029(A)	625,000	629,247

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Energy — continued
Nabors Industries
Callable 08/15/2027 @ $104
8.875%, 08/15/2031(A)	$2,504,000	$2,429,110
NGL Energy Operating
Callable 02/15/2027 @ $104
8.375%, 02/15/2032(A)	1,987,000	2,057,668
Odfjell Rig III
Callable 09/08/2028 @ $104
7.250%, 03/08/2031(A)	800,000	811,439
Paratus Energy Services
Callable 12/27/2026 @ $105
9.500%, 06/27/2029	2,000,000	1,997,294
SESI
Callable 09/30/2027 @ $104
7.875%, 09/30/2030(A)	960,000	945,063
Star Holding
Callable 08/01/2027 @ $104
8.750%, 08/01/2031(A)	988,000	951,306
Summit Midstream Holdings
Callable 07/31/2026 @ $104
8.625%, 10/31/2029(A)	1,675,000	1,736,888
Tenneco
Callable 02/01/2026 @ $102
8.000%, 11/17/2028(A)	1,314,000	1,318,205
TransMontaigne Partners
Callable 03/15/2027 @ $104
8.500%, 06/15/2030(A)	1,055,000	1,065,113
Venture Global LNG
Callable 06/01/2026 @ $104
8.375%, 06/01/2031(A)	1,000,000	994,426
		25,006,299
Financials — 7.6%
Asurion and Asurion -Issuer
Callable 12/31/2028 @ $104
8.000%, 12/31/2032(A)	125,000	129,702
Avation Group S Pte MTN
Callable 11/15/2027 @ $104
8.500%, 05/15/2031(A)	695,000	684,478
Burford Capital Global Finance
Callable 07/15/2028 @ $104
7.500%, 07/15/2033(A)	1,800,000	1,717,670

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Financials — continued
Midcap Financial Issuer Trust
Callable 01/17/2026 @ $102
6.500%, 05/01/2028(A)	$1,500,000	$1,497,374
MM Proton I
Callable 10/15/2027 @ $105
9.875%, 10/05/2029(A)	1,275,000	1,267,881
Phoenix Aviation Capital
Callable 07/15/2027 @ $105
9.250%, 07/15/2030(A)	1,615,000	1,720,482
TrueNoord Capital DAC
Callable 03/01/2027 @ $104
8.750%, 03/01/2030(A)	1,255,000	1,325,574
VistaJet Malta Finance
Callable 02/01/2026 @ $102
6.375%, 02/01/2030(A)	2,156,000	2,051,755
		10,394,916
Health Care — 0.7%
Harrow
Callable 09/15/2027 @ $104
8.625%, 09/15/2030(A)	925,000	972,212

Industrials — 18.8%
Airswift Global
Callable 08/28/2026 @ $105
10.000%, 02/28/2029(A)	2,200,000	2,242,873
Alta Equipment Group
Callable 06/01/2026 @ $105
9.000%, 06/01/2029(A)	1,850,000	1,670,732
Brand Industrial Services
Callable 08/01/2026 @ $105
10.375%, 08/01/2030(A)	1,465,000	1,436,641
Brightline East
Callable 05/09/2027 @ $106
11.000%, 01/31/2030(A)	2,247,000	629,160
CHC Group
Callable 09/01/2027 @ $106
11.750%, 09/01/2030(A)	1,245,000	1,170,250
Cimpress
Callable 09/15/2027 @ $104
7.375%, 09/15/2032(A)	1,975,000	2,014,507

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Industrials — continued
Deluxe
Callable 02/01/2026 @ $103
8.000%, 06/01/2029(A)	$1,350,000	$1,375,052
Efesto Bidco S.p.A Efesto US
Callable 02/15/2028 @ $104
7.500%, 02/15/2032(A)	1,250,000	1,262,637
Innovate
10.500%, 02/01/2027(A)	1,603,035	1,386,625
JELD-WEN
Callable 02/01/2026 @ $100
4.875%, 12/15/2027(A)	950,000	829,171
Navios South American Logistics
8.875%, 07/14/2030	1,400,000	1,444,016
OneSky Flight
Callable 12/15/2026 @ $104
8.875%, 12/15/2029(A)	1,785,000	1,910,191
Oscar AcquisitionCo
Callable 02/01/2026 @ $105
9.500%, 04/15/2030(A)	1,480,000	662,350
Park-Ohio Industries
Callable 08/01/2027 @ $104
8.500%, 08/01/2030(A)	1,525,000	1,565,901
Railworks Holdings
Callable 02/01/2026 @ $102
8.250%, 11/15/2028(A)	1,350,000	1,357,614
Rand Parent
Callable 02/15/2026 @ $104
8.500%, 02/15/2030(A)	1,740,000	1,812,824
Specialty Building Products Holdings
Callable 10/15/2026 @ $104
7.750%, 10/15/2029(A)	1,400,000	1,365,952
Wilsonart
Callable 08/15/2027 @ $106
11.000%, 08/15/2032(A)	1,670,000	1,492,282
		25,628,778
Information Technology — 1.6%
Virtusa
Callable 02/01/2026 @ $100
7.125%, 12/15/2028(A)	2,150,000	2,118,658

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Materials — 11.9%
Calderys Financing II
Callable 02/01/2026 @ $104
11.750%, 06/01/2028(A)	$1,700,000	$1,768,000
Cerdia Finanz GmbH
Callable 10/15/2027 @ $105
9.375%, 10/03/2031(A)	910,000	940,712
Consolidated Energy Finance
Callable 02/15/2027 @ $106
12.000%, 02/15/2031(A)	606,000	428,442
Callable 01/12/2026 @ $101
5.625%, 10/15/2028(A)	2,025,000	1,316,250
Conuma Resources
Callable 05/01/2026 @ $110
13.125%, 05/01/2028(A)	1,610,000	1,577,800
GPD
Callable 06/30/2026 @ $106
12.500%, 12/31/2029(A)	800,000	407,920
JW Aluminum Continuous Cast
Callable 04/01/2027 @ $105
10.250%, 04/01/2030(A)	1,865,000	1,948,869
LABL
Callable 10/01/2027 @ $104
8.625%, 10/01/2031(A)	1,877,000	998,297
Magnera
Callable 11/15/2027 @ $104
7.250%, 11/15/2031(A)	1,125,000	1,104,368
Mativ Holdings
Callable 10/01/2026 @ $104
8.000%, 10/01/2029(A)	2,000,000	2,020,050
Rain Carbon
Callable 03/01/2026 @ $106
12.250%, 09/01/2029(A)	1,745,000	1,817,130
TMS International
Callable 01/12/2026 @ $102
6.250%, 04/15/2029(A)	1,869,000	1,806,168
		16,134,006
TOTAL CORPORATE OBLIGATIONS
(Cost $105,135,476)		100,145,649

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

LOAN OBLIGATIONS — 18.6%

	Face Amount	Value
Communication Services — 2.6%
ITG Communications, LLC, Initial Term Loan
8.947%, CME Term SOFR + 4.750%, 07/01/2031	$1,825,060	$1,761,183
Research Now Group, LLC, Second Out Term Loan
9.640%, CME Term SOFR + 5.500%, 10/15/2028	720,918	437,056
Townsquare Media, Inc., Initial Term Loan
8.878%, CME Term SOFR + 5.000%, 02/06/2030	1,908,960	1,331,500
		3,529,739
Consumer Discretionary — 3.1%
Century Casino, Term B Loan, 1st Lien
9.850%, CME Term SOFR + 6.000%, 03/23/2029	2,182,152	1,689,357
Kelso Industries, LLC, Term Loan
9.572%, CME Term SOFR + 5.750%, 12/26/2029	996,841	994,348
River Rock Entertainment Authority, Term Loan, 1st Lien
12.730%, 06/25/2031	1,640,000	1,590,800
		4,274,505
Energy — 1.0%
Natgasoline, LLC, 2025 Term Loan
9.216%, CME Term SOFR + 5.500%, 03/24/2030	1,344,313	1,351,034

Financials — 1.1%
HP PHRG Borrower, LLC, Closing Date Term Loan
7.672%, CME Term SOFR + 4.000%, 02/13/2032	1,313,400	1,303,550

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
RLG Holdings, Closing Date Initial Term Loan, 2nd Lien
11.331%, CME Term SOFR + 7.500%, 07/02/2029	$996,000	$231,570
		1,535,120
Industrials — 5.1%
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
10.987%, CME Term SOFR + 7.000%, 03/30/2027	543,947	1,104
First Brands Group, LLC, DIP Term Loan
13.843%, CME Term SOFR + 10.000%, 03/30/2027	231,146	41,606
First Brands Group, LLC, Roll-Up Loan
10.688%, CME Term SOFR + 7.000%, 06/29/2026	261,852	3,011
Form Technologies, LLC, Term Loan
9.620%, CME Term SOFR + 5.750%, 05/30/2030	1,303,450	1,168,217
HDI Aerospace Intermediate Holding III Corp., Term Loan B
7.687%, CME Term SOFR + 3.750%, 09/19/2031	1,405,935	1,411,207
Michael Baker International, LLC, Term B-1 Loan
7.840%, CME Term SOFR + 4.000%, 12/01/2028	738,788	739,711
One Stop Mailing, LLC, Term Loan, 1st Lien
10.081%, CME Term SOFR + 6.250%, 05/07/2027	937,413	940,286
Titan Purchaser, Inc., Term Loan B
9.672%, CME Term SOFR + 6.000%, 01/31/2030	999,701	1,005,330

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Trulite Holding Corp., Term Loan
9.661%, CME Term SOFR + 6.000%, 02/22/2030	$1,641,895	$1,576,219
		6,886,691
Information Technology — 1.6%
Cyberswift US Finco, LLC, Term Loan
7.937%, CME Term SOFR + 4.000%, 09/23/2032 (B)	695,000	693,047
Emerald EMS, Term Loan, 1st Lien
10.222%, CME Term SOFR + 6.250%, 12/29/2027	589,063	365,219
Magenta Security Holdings, LLC, Third Out Term Loan
10.350%, CME Term SOFR + 6.250%, 07/27/2028	14,648	3,223
Venga Finance, LLC, 2025 Incremental Dollar Term Loan
7.834%, CME Term SOFR + 3.750%, 06/28/2029	1,051,557	1,053,134
		2,114,623
Materials — 1.6%
IRIS Holdings, Term Loan
8.690%, CME Term SOFR + 4.750%, 06/28/2028 (B)	725,000	701,894
Opta Inc., 2024 Incremental Delayed Term Loan
10.581%, CME Term SOFR + 6.750%, 11/09/2028	433,513	420,507
Opta Inc., Delayed Draw Term Loan
10.581%, CME Term SOFR + 6.750%, 11/08/2028	135,757	131,685
10.581%, CME Term SOFR + 6.750%, 11/09/2028	154,375	149,744

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
Opta Inc., Term Loan, 1st Lien
10.623%, CME Term SOFR + 6.750%, 11/09/2028	$867,300	$841,281
		2,245,111
Utilities — 2.5%
Goodnight Water Solutions Holdings, LLC, Term Loan B
7.716%, CME Term SOFR + 4.000%, 06/04/2029	1,414,655	1,404,045
MH Sub I, LLC, 2023 May Incremental Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 05/03/2028	1,290,877	1,197,288
MH Sub I, LLC, 2024 December New Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 12/31/2031	873,748	745,281

		3,346,614
TOTAL LOAN OBLIGATIONS
(Cost $28,666,959)		25,283,437

COMMON STOCK — 0.4%

	Shares
Communication Services — 0.0%
Beasley Broadcast Group, Inc., Class A *(C)(D)	1,042	4,491
New Insights Holdings *(C)(D)	10,040	50,200
		54,691
Consumer Discretionary — 0.1%
24 Hour Fitness Worldwide, Inc. *(C)(D)	90,461	905
PSS Industrial Offering, Class A *(C)(D)	1,353	132,705
PSS Industrial Offering, Class B *(C)(D)	351	34,466
		168,076

Energy — 0.2%
Greenfire Resources *	56,516	269,016

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCK — continued

	Shares	Value
Industrials — 0.1%
Altera Infrastructure (C)(D)	2,800	$112,000

Information Technology — 0.0%
PVKG Investment Holdings *(C)(D)	445	1,780

TOTAL COMMON STOCK
(Cost $2,331,677)		605,563

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. # *(C)(D)	22,590	226
TOTAL PREFERRED STOCK
(Cost $30,496)		226
TOTAL INVESTMENTS — 92.8%
(Cost $136,164,608)		$126,034,875

Percentages are based on Net Assets of $135,783,718.

*	Non-income producing security.

#	There is currently no interest rate available.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of December 31, 2025, was $93,034,889 and represents 68.5% of Net Assets.

(B)	Unsettled Bank Loan. Interest rate may not be available.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Securities considered restricted. The total market value of such securities as of December 31, 2025, was $336,773 and represented 0.2% of the Net Assets.

CME — Chicago Mercantile Exchange

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND DECEMBER 31, 2025 (Unaudited)

A list of the restricted securities, excluding 144a, held by the Fund on December 31, 2025, is as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$905
Altera Infrastructure	2,800	12/5/2022	633,990	112,000
Beasley Broadcast Group, Inc., Class A	1,042	10/10/2024	11	4,491
New Insights Holdings	10,040	7/15/2024	315,135	50,200
PSS Industrial Offering, Class A	1,353	5/23/2022	77,451	132,705
PSS Industrial Offering, Class B	351	12/23/2019	527,705	34,466
PVKG Investment Holdings	445	6/4/2024	137,213	1,780
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/7/2020	30,496	226
			$2,323,018	$336,773

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

MIM-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%
	Shares	Value
Communication Services — 1.1%
Nexstar Media Group, Cl A	417	$84,672

Consumer Discretionary — 9.0%
Etsy *	1,388	76,951
First Watch Restaurant Group *	5,300	79,924
Kontoor Brands	1,499	91,574
Levi Strauss, Cl A	3,517	72,943
Meritage Homes	1,247	82,053
Ollie's Bargain Outlet Holdings *	609	66,752
RH *	456	81,692
YETI Holdings *	2,448	108,128
		660,017

Consumer Staples — 2.9%
elf Beauty *	996	75,736
Marzetti	387	63,631
Sprouts Farmers Market *	890	70,906
		210,273

Energy — 3.1%
Antero Resources *	2,154	74,227
Matador Resources	1,354	57,464
Weatherford International	1,179	92,268
		223,959

Financials — 18.5%
Atlantic Union Bankshares	2,158	76,177
Baldwin Insurance Group, Cl A *	2,989	71,826
Banner	1,039	65,104
Blackstone Mortgage Trust, Cl A ‡	5,496	105,139
Cohen & Steers	1,196	75,085
Dynex Capital ‡	5,871	82,253
Hancock Whitney	1,545	98,386
Lazard, Cl A	1,682	81,678
OceanFirst Financial	4,631	83,126
Paymentus Holdings, Cl A *	3,299	104,215
Selective Insurance Group	1,188	99,400
SouthState Bank	830	78,111
Synovus Financial	1,618	80,981
Texas Capital Bancshares *	958	86,737
UWM Holdings	13,611	59,616

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
COMMON STOCK — continued
	Shares	Value
Financials — continued
Zions Bancorp	1,873	$109,645
		1,357,479
Health Care — 18.2%
ADMA Biologics *	6,931	126,422
Alkermes *	2,273	63,599
Alphatec Holdings *	5,803	122,095
Axsome Therapeutics *	792	144,651
Bruker	2,474	116,550
Catalyst Pharmaceuticals *	4,266	99,568
Fortrea Holdings *	7,178	123,821
Globus Medical, Cl A *	1,333	116,384
Halozyme Therapeutics *	1,920	129,216
QuidelOrtho *	3,785	108,100
Stevanato Group	4,402	88,568
Supernus Pharmaceuticals *	1,852	92,044
		1,331,018

Industrials — 14.7%
Alaska Air Group *	1,980	99,594
CACI International, Cl A *	119	63,404
Enerpac Tool Group, Cl A	594	22,715
ExlService Holdings *	2,746	116,540
Gates Industrial PLC *	4,398	94,425
Hayward Holdings *	6,752	104,318
Helios Technologies	1,350	72,212
ITT	485	84,152
JBT Marel	677	102,004
Kadant	256	72,965
Knight-Swift Transportation Holdings, Cl A	1,567	81,923
Korn Ferry	983	64,898
Mercury Systems *	1,290	94,183
		1,073,333
Information Technology — 10.6%
ACI Worldwide *	2,469	118,043
Advanced Energy Industries	468	97,985
Kyndryl Holdings *	2,763	73,385
Littelfuse	413	104,456
nCino *	2,899	74,331
Plexus *	754	110,838

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND
DECEMBER 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
COMMON STOCK — continued
	Shares	Value
Information Technology — continued
Rambus *	834	$76,636
Riot Platforms *	4,091	51,833
Semtech *	932	68,679
		776,186

Materials — 6.2%
AptarGroup	605	73,786
Axalta Coating Systems *	2,333	75,379
Coeur Mining *	4,005	71,409
Mosaic	2,933	70,656
O-I Glass, Cl I *	4,794	70,759
Quaker Chemical	677	92,959
		454,948

Real Estate — 7.6%
Federal Realty Investment Trust ‡	715	72,072
Independence Realty Trust ‡	4,615	80,670
LXP Industrial Trust ‡	1,614	80,022
National Health Investors ‡	1,256	95,921
Pebblebrook Hotel Trust ‡	6,488	73,444
PotlatchDeltic ‡	2,112	84,015
STAG Industrial ‡	1,967	72,307
		558,451

Utilities — 2.4%
Northwest Natural Holding	2,282	106,661
Northwestern Energy Group	1,026	66,218
		172,879

TOTAL COMMON STOCK
(Cost $6,105,332)		6,903,215

EXCHANGE-TRADED FUNDS — 2.8%

EQUITY FUNDS — 2.8%
iShares Russell 2000 ETF	296	72,863
State Street SPDR S&P Biotech ETF	1,098	133,879
TOTAL EXCHANGE-TRADED FUNDS
(Cost $164,980)		206,742

TOTAL INVESTMENTS — 97.1%
(Cost $6,270,312)		$7,109,957

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND
DECEMBER 31, 2025 (Unaudited)

Percentages are based on Net Assets of $7,321,398.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor's Depositary Receipts

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

MIM-QH-002-0100